CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Common Shares [Member]	Capital reserves (deficit) [Member]	Earning reserves /Statutory reserves / Legal reserve [Member]	Concession Financial Asset [Member]	Earning reserves / Statutory reserves / Working capital improvement [Member]	Earning reserves /Statutory reserves / Dividends [Member]	Accumulated comprehensive income / Deemed cost [Member]	Accumulated comprehensive income / Private pension plan / Credit risk in Fair value adjustment [Member]	Retained earnings [Member]	Total [Member]	Noncontrolling interests / Accumulated comprehensive income [Member]	Noncontrolling interests / Other equity component [Member]	Total
Balance at beginning at Dec. 31, 2016	R$ 5,741,284	R$ 468,014	R$ 739,102	R$ 702,928	R$ 545,505	R$ 7,820	R$ 431,713	R$ (666,346)		R$ 7,970,021	R$ 13,572	R$ 2,389,076	R$ 10,372,668
Total comprehensive income													1,339,042
Profit for the year									1,179,750	1,179,750		63,292	1,243,042
Other comprehensive income - credit risk in mark to market of financial liabilities
Other comprehensive income - actuarial gains								96,000		96,000			96,000
Realization of deemed cost of property, plant and equipment							(39,202)		39,202		(2,634)	2,634
Tax on realization of deemed cost							13,329		(13,329)		896	(896)
Recognition of legal reserve			58,988						(58,988)
Changes in statutory reserve in the year				123,673	746,541				(870,213)
Other changes in noncontrolling interests												(113)	(113)
Capital increase (reduction)												(122,791)	(122,791)
Time-barred dividends									3,768	3,768			3,768
Interim dividends												(7,226)	(7,226)
Dividend proposal approved						(7,820)			(280,191)	(288,011)		(110,994)	(399,005)
Capital increase (reduction) in subsidiaries with no change in control of CPFL Geracao
Balance at ending at Dec. 31, 2017	5,741,284	468,014	798,090	826,600	1,292,046		405,840	(570,346)		8,961,528	11,833	2,212,983	11,186,344
Total comprehensive income								(186,671)	1,975,433	1,788,762		107,955	1,945,178
Profit for the year									2,058,040	2,058,040		107,955	2,165,995
Other comprehensive income - credit risk in mark to market of financial liabilities								52,109	(34,146)	17,963			17,963
Effects of first adoption of IFRS 9									(48,461)	(48,461)			(48,461)
Other comprehensive income - actuarial gains								(238,780)		(238,780)			(238,780)
Internal changes in shareholders' equity		5	102,902	(826,600)	2,235,465		(25,118)		(1,486,648)	5	(1,777)	1,664	(108)
Realization of deemed cost of property, plant and equipment							(38,057)		38,057		(2,693)	2,693
Tax on realization of deemed cost							12,939		(12,939)
Recognition of legal reserve			102,902						(102,902)
Changes in statutory reserve in the year				(826,600)	2,235,465				(1,408,864)
Other changes in noncontrolling interests		5								5		(113)	(108)
Capital transactions with owners		1,238							(488,785)	(487,547)		(63,024)	(550,571)
Interim dividends												4,452	4,452
Dividend proposal approved									(488,785)	(488,785)		(64,233)	(553,018)
Other changes		1,238								1,238		5,661	6,899
Balance at ending at Dec. 31, 2018	5,741,284	469,257	900,992		3,527,510		380,721	(757,016)		10,262,749	10,055	2,259,578	12,532,383
Total comprehensive income								(866,499)	2,702,671	1,836,172		45,626	1,881,799
Profit for the year									2,702,671	2,702,671		45,626	2,748,297
Other comprehensive income - credit risk in mark to market of financial liabilities								(1,097)		(1,097)		(1,097)	(1,097)
Other comprehensive income - actuarial gains								(865,402)		(865,402)			(865,402)
Internal changes in shareholders' equity			135,134		518,795		(25,672)		(628,257)		(1,777)	1,697	(80)
Realization of deemed cost of property, plant and equipment							(38,897)		38,897		(2,693)	2,693
Tax on realization of deemed cost							13,225		(13,225)		916	(916)
Recognition of legal reserve			135,134						(135,134)
Changes in statutory reserve in the year					518,795				(518,795)
Other changes in noncontrolling interests												(80)	(80)
Capital transactions with owners	3,646,797	(2,110,218)				1,433,295			(2,074,414)	895,459		(2,026,323)	(1,130,864)
Capital increase (reduction)	3,694,342									3,694,342		122	3,694,464
Cost of issuing shares	(47,544)									(47,544)			(47,544)
Time-barred dividends									765	765			765
Additional dividend proposed						1,433,295			(1,433,295)
Dividend proposal approved									(641,884)	(641,884)		(29,109)	(670,993)
Capital increase (reduction) in subsidiaries with no change in control of CPFL Geracao		(75,298)								(75,298)		75,298
Acquisition of non-controlling interests of CPFL Renovaveis (note 1.c)		(2,034,920)								(2,034,920)		(2,072,635)	(4,107,555)
Balance at ending at Dec. 31, 2019	R$ 9,388,081	R$ (1,640,962)	R$ 1,036,125		R$ 4,046,305	R$ 1,433,295	R$ 355,049	R$ (1,623,514)		R$ 12,994,381	R$ 8,278	R$ 280,578	R$ 13,283,238